Fair Value Measurements (Details) - Schedule of change in the fair value of the Private Warrant liability - Private Warrant Liability [Member] - USD ($)	3 Months Ended				5 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of change in the fair value of the Private Warrant liability [Line Items]
Fair value, Beginning Balance	$ 7,102,840	$ 4,188,221	$ 6,865,688	$ 10,763,361
Fair value of Subscription warrants at issuance on March 21, 2022		5,370,185
Fair value of Subscription warrants at issuance on March 23, 2022		337,991			9,631,197
Change in fair value	(1,733,690)	(2,793,557)	(233,873)	(3,897,673)
Fair value, Ending Balance	6,290,157	$ 7,102,840	$ 6,631,815	$ 6,865,688	$ 10,763,361
Fair value of Subscription Warrants at issuance on April 4, 2022	341,967
Fair value of Subscription Warrants at issuance on April 27, 2022	417,037
Fair value of Subscription Warrants at issuance on May 9, 2022	$ 162,003